PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PENSION PLAN AND OTHER POST-RETIREMENT BENEFITS
Expense with respect to 401(k) plans	$ 5.3	$ 5.2	$ 3.9